Intangible Assets - Schedule of Annual Amortization of Intangible Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2021		$ 91
2022		73
2023		51
2024		45
2025		41
2026 and thereafter		166
other		467
Capitalized patent costs, unissued		284	$ 198
Intangible Assets, Net	$ 706	$ 751	$ 755